Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

Basis of preparation

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standards (the “IAS”) 34 Interim Financial Reporting. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the 2020 annual consolidated financial statements. The Company has applied the same accounting policies and methods of computation in its interim consolidated financial statements as in its 2020 annual consolidated financial statements.

Impact of accounting standards to be applied in future periods

There are a number of standards and interpretations which have been issued by the International Accounting Standards Board that are effective for periods beginning subsequent to December 31, 2021 (the date on which the Company’s next annual financial statements will be prepared up to) that the Company has decided not to adopt early. The Company does not believe these standards and interpretations will have a material impact on the financial statements once adopted.